Principal Subsidiaries and Non-Controlling Interests in Subsidiaries	12 Months Ended
Oct. 31, 2024
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Principal Subsidiaries and Non-Controlling Interests in Subsidiaries
32	Principal Subsidiaries and Non-Controlling Interests in Subsidiaries

(a)	Principal subsidiaries (1)
The following table presents certain operating subsidiaries the Bank owns, directly or indirectly. All of these subsidiaries are included in the Bank’s consolidated financial statements.

		Carrying value of shares
As at October 31 ($ millions)	Principal office	2024 (2)	2023 (2)
Canadian

Scotia Capital Inc.	Toronto, Ontario	$4,160	$3,723
BNS Investments Inc.	Toronto, Ontario	23,860	22,925
1832 Asset Management L.P.	Toronto, Ontario
Montreal Trust Company of Canada	Montreal, Quebec
MD Financial Management Inc.	Ottawa, Ontario	2,826	2,711
Jarislowsky, Fraser Limited	Montreal, Quebec	956	997
Scotia Securities Inc.	Toronto, Ontario	73	63
Tangerine Bank	Toronto, Ontario	4,154	4,529
The Bank of Nova Scotia Trust Company	Toronto, Ontario	704	610
Scotia Mortgage Corporation	Toronto, Ontario	843	780
National Trust Company	Stratford, Ontario	408	388
Roynat Inc.	Calgary, Alberta	741	674
Scotia Dealer Advantage Inc.	Hamilton, Ontario	924	912

International

Scotia Holdings (USA) LLC (3)	New York, New York	7,654	7,218
Scotia Capital (USA) Inc.	New York, New York
Scotia Financing (USA) LLC	New York, New York
Nova Scotia Inversiones Limitada	Santiago, Chile	7,489	7,423
Scotiabank Chile S.A. (99.79%)	Santiago, Chile
Grupo Financiero Scotiabank Inverlat, S.A. de C.V. (97.39%)	Mexico City, Mexico	6,966	6,812
Scotiabank Inverlat, S.A.	Mexico City, Mexico
Scotia Peru Holdings S.A.	Lima, Peru	5,779	5,700
Scotiabank Peru S.A.A. (99.31%)	Lima, Peru
Multiacciones S.A.S.	Bogota, Colombia	973	1,100
Scotiabank Colpatria, S.A. (55.98%) (4)	Bogota, Colombia
Scotiabank Brasil S.A. Banco Multiplo	Sao Paulo, Brazil	796	914
Scotia Uruguay Holdings S.A.	Montevideo, Uruguay	681	585
Scotiabank Uruguay S.A.	Montevideo, Uruguay
Scotiabank Republica Dominicana, S.A. – Banco Multiple (99.80%)	Santo Domingo, Dominican Republic	943	934
Scotiabank Caribbean Holdings Ltd.	Bridgetown, Barbados	1,608	1,527
Scotia Group Jamaica Limited (71.78%)	Kingston, Jamaica
Scotiabank Trinidad and Tobago Limited (50.90%)	Port of Spain, Trinidad and Tobago
Scotiabank (Barbados) Limited	Bridgetown, Barbados	237	307
BNS International (Bahamas) Limited	Nassau, Bahamas	11,180	13,842
The Bank of Nova Scotia Trust Company (Bahamas) Limited	Nassau, Bahamas
Scotiabank (Bahamas) Limited	Nassau, Bahamas
Scotiabank & Trust (Cayman) Ltd.	Grand Cayman, Cayman Islands
Grupo BNS de Costa Rica, S.A.	San Jose, Costa Rica
Scotiabank (Ireland) Designated Activity Company	Dublin, Ireland

(1)	The Bank (or immediate parent of an entity) owns 100% of the outstanding voting shares of each subsidiary unless otherwise noted.
(2)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(3)	Effective July 1, 2023, Scotia Holdings (U.S.) Inc. converted to a Limited Liability Company and changed its name to Scotia Holdings (USA) LLC.
(4)	The Bank made a capital contribution to Scotiabank Colpatria S.A. in July 2023 which increased its ownership interest to 55.98% following the subsequent issuance of additional shares.
Subsidiaries may have a different reporting date from that of the Bank of October 31. Dates may differ for a variety of reasons including local reporting requirements or tax laws. In accordance with the Bank’s accounting policies, for the purpose of inclusion in the consolidated financial statements of the Bank, adjustments are made where significant for subsidiaries with different reporting dates.

(b)	Non-controlling interests in subsidiaries
The Bank’s significant
non-controlling
interests in subsidiaries are comprised of the following entities:

	As at and for the year ended
		2024 (1)		2023 (1)
	Non-controlling interest %	Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest	Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest
Scotiabank Chile S.A.	0.21% – 49.10%	$256	$24	$248	$17
Scotiabank Colpatria S.A. (2)(3)	44.02%	405	–	483	–
Scotia Group Jamaica Limited	28.22%	350	13	326	11
Scotiabank Trinidad and Tobago Limited	49.10%	464	49	449	53
Other	0.0005% – 49.35% (4)	232	2	223	20
Total		$1,707	$88	$1,729	$101

(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
(2)
Non-controlling interest holders for Scotiabank Colpatria S.A. have a right to sell their holding to the Bank after the end of the 7th anniversary (January 17, 2019) and at subsequent pre-agreed intervals, into the future, at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.

(3)	The Bank made a capital contribution to Scotiabank Colpatria S.A. in July 2023 which increased its ownership interest to 55.98% following the subsequent issuance of additional shares.
(4)	Range of non-controlling interest % for other subsidiaries.
Summarized financial information of the Bank’s subsidiaries with significant non-controlling
interests are as follows:

	As at and for the year ended October 31, 2024				As at and for the year ended October 31, 2023
($ millions)	Revenue	Total comprehensive income (loss)	Total assets	Total liabilities	Revenue	Total comprehensive income (loss)	Total assets	Total liabilities
Total	$4,455	$226	$93,051	$82,223	$4,176	$1,901	$102,652	$91,928